Business segment information	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Business segment information

18	Business segment information

(a)	The Group is organized based on the products it offers. Under this organizational structure, the Group’s operations can be classified into four business segments, Scales, Telecommunications Products, Pet Electronics and Others for the fiscal years ended March 31, 2011 and 2012.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications.

Telecommunication Products operations principally involve production and modification of two-way radios and cordless telephones that are used in consumer and commercial applications. The Group no longer manufactures and sells telecommunications products.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales, telecommunications products and pet electronics products, and (ii) sales of scrap materials.

The accounting policies of the Group’s reportable segments are the same as those described in the description of business and significant accounting policies.

Summarized financial information by business segment as of March 31, 2010, 2011 and 2012 is as follows:

	Net sales	Operating profit /(loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2012

Scales & Pet Electronics Products	26,682	(229)	17,147	54	3,415

Total operating segments	26,682	(229)	17,147	54	3,415
Corporate	—	—	6,021	176	—

Group	26,682	(229)	23,168	230	3,415

2011

Scales	25,903	(554)	9,166	—	584
Telecommunications Products	2,056	(202)	4,328	—	691
Others	428	104	102	—	—

Total operating segments	28,387	(652)	13,596	—	1,275
Corporate	—	(979)	8,211	307	—

Group	28,387	(1,631)	21,807	307	1,275

Discontinued operations			5

Total Assets			21,812

	Net sales	Operating profit / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
2010

Scales	25,172	1,140	8,536	657	225
Telecommunications Products	3,022	(925)	3,870	730	266
Others	349	135	69	—	—

Total operating segments	28,543	350	12,475	1,387	491
Corporate	—	(1,005)	11,014	571	—

Group	28,543	(655)	23,489	1,958	491

Discontinued operations			200

Total Assets			23,689

Operating profit / (loss) by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues. Operating loss of the corporate segment consists principally of salaries and related costs of administrative staff, and administration and general expenses of the Group. Identifiable assets by segment are those assets that are used in the operation of that segment. Corporate assets consist principally of cash and cash equivalents, deferred income tax assets and other identifiable assets not related specifically to individual segments.

(b)	The Group primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. Subsidiaries in Germany, Canada and the United States were responsible for the distribution of electronic scales and telecommunications products in Europe and North America. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong, and the PRC.

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,	March 31,
	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Hong Kong and USA	1,181	1,082	1,046
The PRC	1,126	2,476	5,925

Total property, plant and equipment	2,307	3,558	6,971

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2010, 2011 and 2012:

	Year ended March 31,
	2010		2011		2012
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	19,799	69	18,893	67	19,940	75
Germany	3,923	14	5,557	20	4,985	18
Other EU countries	685	3	1,011	3	770	3
Asia and others	4,136	14	2,926	10	987	4

	28,543	100	28,387	100	26,682	100

(d)	The details of sales made to customers constituting 10% or more of total sales of the Company are as follows:

	Year ended March 31,
		Business segment	2010		2011		2012
			$	%	$	%	$	%

Sunbeam Products, Inc.	Scales		16,298	57	16,934	60	17,499	66
Gottl Kern + Sohn GMBH	Scales		2,576	9	3,970	14	3,744	14
			18,874	66	20,904	74	21,243	80